Capital Lease Obligations and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2014
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Capital Lease Obligations

Capital Lease Obligations

	December 31,	December 31,
	2014	2013
	$	$
RasGas II LNG Carriers	—	472,806
Suezmax Tankers	63,550	125,523

Total	63,550	598,329
Less current portion	4,422	31,668

Long-term portion	59,128	566,661

Schedule of Repayments of Capital Leases Including Imputed Interest

As at December 31, 2014, the remaining commitments under the two capital leases, including the purchase obligations for the two Suezmax tankers, approximated $73.7 million, including imputed interest of $10.2 million, repayable from 2015 through 2018, as indicated below:

Year	Commitment
2015	$7,790
2016	$7,673
2017	$30,953
2018	$27,296